Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 59.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	36,112	$ 8,709,492
L3 Harris Technologies, Inc.	21,382	5,312,786

		14,022,278

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	68,021	14,587,784

Auto Components - 0.3%
Aptiv PLC (A)	27,855	3,334,522

Banks - 1.4%
Bank of America Corp.	390,610	16,100,944

Beverages - 1.0%
Constellation Brands, Inc., Class A	14,102	3,247,973
Monster Beverage Corp. (A)	104,238	8,328,616

		11,576,589

Biotechnology - 0.9%
AbbVie, Inc.	68,047	11,031,099

Building Products - 0.3%
Trane Technologies PLC	24,067	3,675,031

Capital Markets - 2.9%
Charles Schwab Corp.	65,974	5,562,268
CME Group, Inc.	38,412	9,136,678
Goldman Sachs Group, Inc.	10,215	3,371,971
Morgan Stanley	150,792	13,179,221
S&P Global, Inc.	5,661	2,322,029

		33,572,167

Communications Equipment - 0.4%
Motorola Solutions, Inc.	17,910	4,337,802

Consumer Finance - 1.0%
American Express Co.	62,041	11,601,667

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	16,219	4,541,807

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	97,861	3,612,049

Entertainment - 1.0%
Netflix, Inc. (A)	6,591	2,468,922
Walt Disney Co. (A)	66,655	9,142,400

		11,611,322

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	27,332	15,739,132
Sysco Corp.	41,442	3,383,739

		19,122,871

Food Products - 0.5%
Hershey Co.	26,692	5,782,288

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	85,050	10,066,518
Align Technology, Inc. (A)	10,332	4,504,752
Edwards Lifesciences Corp. (A)	48,717	5,734,965
IDEXX Laboratories, Inc. (A)	5,598	3,062,442
Intuitive Surgical, Inc. (A)	8,910	2,687,969
Medtronic PLC	34,906	3,872,821
Stryker Corp.	12,826	3,429,031

		33,358,498

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	46,212	$ 23,566,734

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc. (A)	2,543	5,972,109
Hilton Worldwide Holdings, Inc. (A)	51,277	7,780,772
McDonald’s Corp.	57,297	14,168,402
Starbucks Corp.	60,898	5,539,891

		33,461,174

Household Products - 0.9%
Procter & Gamble Co.	71,187	10,877,374

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	51,490	10,018,924

Insurance - 1.1%
Progressive Corp.	111,462	12,705,553

Interactive Media & Services - 3.5%
Alphabet, Inc., Class C (A)	14,799	41,333,459

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (A)	10,063	32,804,877

IT Services - 2.9%
Accenture PLC, Class A	20,836	7,026,524
Fidelity National Information Services, Inc.	49,062	4,926,806
Mastercard, Inc., Class A	60,824	21,737,281

		33,690,611

Leisure Products - 0.4%
Hasbro, Inc.	51,575	4,225,024

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	8,582	2,998,551
Thermo Fisher Scientific, Inc.	15,329	9,054,074

		12,052,625

Machinery - 1.6%
Deere & Co.	32,973	13,698,963
Parker-Hannifin Corp.	15,881	4,506,392

		18,205,355

Media - 1.1%
Comcast Corp., Class A	266,147	12,461,003

Multiline Retail - 0.9%
Dollar General Corp.	47,730	10,626,130

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,766	2,387,157

Pharmaceuticals - 2.1%
Eli Lilly & Co.	52,204	14,949,660
Merck & Co., Inc.	92,715	7,607,266
Zoetis, Inc.	11,521	2,172,745

		24,729,671

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (A)	35,258	3,226,812

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	42,688	4,667,506

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	26,059	$ 14,009,579
Marvell Technology, Inc.	33,426	2,396,978
NVIDIA Corp.	74,578	20,349,353
Texas Instruments, Inc.	50,147	9,200,972

		50,624,388

Software - 7.8%
Adobe, Inc. (A)	34,847	15,876,990
Cadence Design Systems, Inc. (A)	33,459	5,502,667
Microsoft Corp.	197,138	60,779,617
salesforce.com, Inc. (A)	28,126	5,971,712
ServiceNow, Inc. (A)	4,649	2,588,982

		90,719,968

Specialty Retail - 0.9%
Home Depot, Inc.	36,770	11,006,364

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	244,681	42,723,749

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	61,827	8,319,441

Total Common Stocks (Cost $418,672,404)		691,635,111

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
Affirm Asset Securitization Trust
Series 2021-B, Class A,
1.03%, 08/17/2026 (B)	$ 565,000	539,907
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (B)	331,740	316,231
Arbys Funding LLC
Series 2020-1A, Class A2,
3.24%, 07/30/2050 (B)	1,173,135	1,121,768
Carvana Auto Receivables Trust
Series 2021-P4, Class A2,
0.82%, 04/10/2025	583,000	576,769
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month LIBOR + 1.18%, 1.30% (C), 01/20/2035 (B)	1,210,000	1,205,356
Series 2019-11RA, Class B,
3-Month LIBOR + 1.75%, 1.87% (C), 01/20/2035 (B)	308,466	307,823
CF Hippolyta LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	796,681	741,018
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	300,926	277,145
CIFC Funding Ltd.
Series 2021-7A, Class A1,
3-Month LIBOR + 1.13%, 1.26% (C), 01/23/2035 (B)	375,000	372,701
Series 2021-7A, Class B,
3-Month LIBOR + 1.60%, 1.73% (C), 01/23/2035 (B)	250,874	247,750
Conn’s Receivables Funding LLC
Series 2021-A, Class A,
1.05%, 05/15/2026 (B)	475,520	473,609
DB Master Finance LLC
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (B)	214,500	214,959

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (B)	$ 821,000	$ 744,333
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (B)	175,680	174,357
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	763,358	766,978
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (B)	445,050	445,180
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (B)	1,521,940	1,462,065
Exeter Automobile Receivables Trust
Series 2019-1A, Class E,
5.20%, 01/15/2026 (B)	380,000	387,538
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	539,911
HPS Loan Management Ltd.
Series 2021-16A, Class B,
3-Month LIBOR + 1.70%, 1.96% (C), 01/23/2035 (B)	250,000	247,220
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (B)	832,590	840,741
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B)	832,590	822,737
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	267,194	262,494
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	567,055	556,474
LAD Auto Receivables Trust
Series 2021-1A, Class A,
1.30%, 08/17/2026 (B)	524,062	513,556
Logan CLO II Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 1.15%, 1.40% (C), 01/20/2035 (B)	582,571	577,299
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (B)	688,000	667,658
Newday Funding Master Issuer PLC
Series 2021-1A, Class A2,
SOFR + 1.10%, 1.15% (C), 03/15/2029 (B)	660,000	658,785
Series 2021-2A, Class A2,
SOFR + 0.95%, 1.00% (C), 07/15/2029 (B)	355,000	352,949
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	257,940	251,175
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	561,505	531,255
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1,
1.85%, 11/20/2050 (B)	693,491	652,321
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR,
3-Month LIBOR + 1.15%, 1.40% (C), 10/20/2034 (B)	351,000	347,574

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	$ 148,000	$ 147,995
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	147,111
Pagaya AI Debt Trust
Series 2022-1, Class A,
2.03%, 10/15/2029 (B)	539,000	529,179
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (B)	727,260	685,182
PRPM LLC
Series 2020-4, Class A1,
2.95% (C), 10/25/2025 (B)	554,637	540,463
Regatta XXIII Funding Ltd.
Series 2021-4A, Class B,
3-Month LIBOR + 1.70%, 1.81% (C), 01/20/2035 (B)	264,465	261,154
Santander Bank NA - SBCLN
Series 2021-1A, Class B,
1.83%, 12/15/2031 (B)	258,396	253,805
Santander Drive Auto Receivables Trust
Series 2020-3, Class D,
1.64%, 11/16/2026	1,359,000	1,327,298
Taco Bell Funding LLC
Series 2016-1A, Class A23,
4.97%, 05/25/2046 (B)	400,050	406,890
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (B)	687,893	694,911
Series 2021-1A, Class A2II,
2.29%, 08/25/2051 (B)	373,065	333,447
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (B)	394,000	380,420
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	192,279
Theorem Funding Trust
Series 2021-1A, Class A,
1.21%, 12/15/2027 (B)	355,265	350,150
TPI RE-REMIC Trust
Series 2022-FRR1, Class AK33,
0.01%, 07/25/2046 (B)	355,000	337,690
Series 2022-FRR1, Class AK34,
0.01%, 07/25/2046 (B)	292,000	277,762
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (B)	519,316	505,171
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	323,267	309,114
Series 2022-1, Class A,
0.01%, 03/20/2032 (B)	1,052,000	1,043,303
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (B)	925,000	861,917
Vantage Data Centers LLC
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (B)	596,000	546,145
VCAT LLC
Series 2021-NPL1, Class A1,
2.29% (C), 12/26/2050 (B)	230,255	224,084
Wendy’s Funding LLC
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (B)	73,727	72,950
Westgate Resorts LLC
Series 2022-1A, Class A,
1.79%, 08/20/2036 (B)	287,414	279,113

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2020-1A, Class D,
2.80%, 06/16/2025 (B)	$ 615,000	$ 612,887
Wingstop Funding LLC
Series 2020-1A, Class A2,
2.84%, 12/05/2050 (B)	590,035	548,629
ZAXBY’S FUNDING LLC
Series 2021-1A, Class A2,
3.24%, 07/30/2051 (B)	264,670	244,696

Total Asset-Backed Securities (Cost $31,430,205)		30,311,381

CORPORATE DEBT SECURITIES - 11.7%
Aerospace & Defense - 0.1%
General Dynamics Corp.
3.50%, 04/01/2027	402,000	410,269
TransDigm, Inc.
4.63%, 01/15/2029	759,000	709,642

		1,119,911

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026 (B)	802,000	725,008
2.65%, 07/15/2031 (B)	371,000	321,741

		1,046,749

Banks - 2.4%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (C), 06/14/2029	1,385,000	1,267,489
Fixed until 04/29/2030, 2.59% (C), 04/29/2031	2,849,000	2,628,735
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	652,000	657,154
Fixed until 03/05/2028, 3.97% (C), 03/05/2029	456,000	463,734
Fixed until 06/01/2023 (D), 5.20% (C)	393,000	395,948
Fixed until 09/05/2024 (D), 6.25% (C)	993,000	1,026,464
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,535,000	2,303,823
BNP Paribas SA
Fixed until 08/12/2030, 2.59% (C), 08/12/2035 (B)	1,255,000	1,089,634
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	580,564
Fixed until 01/20/2032, 3.13% (C), 01/20/2033 (B)	525,000	485,948
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,705,000	1,726,622
Fixed until 03/31/2030, 4.41% (C), 03/31/2031	1,312,000	1,362,225
Fixed until 05/15/2023 (D), 5.35% (C)	478,000	478,000
Fixed until 05/15/2025 (D), 5.95% (C)	496,000	505,573
Fixed until 05/15/2024 (D), 6.30% (C)	109,000	109,436
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	188,458
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B)	966,000	933,819
First Republic Bank
4.63%, 02/13/2047	385,000	411,950

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (C), 04/22/2026	$ 466,000	$ 450,207
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	949,000	888,091
Fixed until 01/25/2032, 2.96% (C), 01/25/2033	1,749,000	1,649,127
Fixed until 01/29/2026, 3.96% (C), 01/29/2027	1,052,000	1,075,031
Fixed until 02/01/2025 (D), 4.60% (C)	414,000	398,993
Fixed until 08/01/2024 (D), 5.00% (C)	392,000	390,697
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,369,000	1,242,432
SVB Financial Group
Fixed until 02/15/2031 (D), 4.10% (C) (E)	1,033,000	878,050
Fixed until 11/15/2026 (D), 4.25% (C)	2,090,000	1,933,250
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	1,272,000	1,140,139
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (C), 03/24/2028	862,000	859,643
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (C), 11/15/2035	841,000	734,535

		28,255,771

Beverages - 0.1%
Diageo Capital PLC
1.38%, 09/29/2025	643,000	609,717
2.00%, 04/29/2030	606,000	552,655
2.13%, 04/29/2032	486,000	438,449

		1,600,821

Building Products - 0.1%
Home Depot, Inc.
2.88%, 04/15/2027	267,000	266,402
3.25%, 04/15/2032	445,000	444,771
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	290,000	266,800

		977,973

Capital Markets - 1.7%
Ares Capital Corp.
2.88%, 06/15/2027	823,000	749,909
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (D), 4.70% (C)	1,487,000	1,522,688
Charles Schwab Corp.
Fixed until 12/01/2030 (D), 4.00% (C)	613,000	550,548
Fixed until 06/01/2025 (D), 5.38% (C)	2,528,000	2,603,840
Goldman Sachs Group, Inc.
Fixed until 02/24/2027, 2.64% (C), 02/24/2028	697,000	667,409
Fixed until 02/24/2032, 3.10% (C), 02/24/2033	761,000	717,394
3.50%, 04/01/2025	1,900,000	1,916,227
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	587,929
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	1,104,000	949,497
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	1,359,000	1,314,257
Fixed until 07/21/2031, 2.24% (C), 07/21/2032	1,699,000	1,510,316
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	1,982,000	1,698,067
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	1,894,000	1,776,347

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
3.95%, 04/23/2027	$ 1,344,000	$ 1,367,745
4.35%, 09/08/2026	79,000	81,681
MSCI, Inc.
3.63%, 09/01/2030 (B)	1,365,000	1,284,561
3.88%, 02/15/2031 (B)	962,000	913,900
4.00%, 11/15/2029 (B)	88,000	85,464

		20,297,779

Chemicals - 0.2%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	1,496,000	1,313,488
Element Solutions, Inc.
3.88%, 09/01/2028 (B)	1,136,000	1,059,320

		2,372,808

Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
6.38%, 05/01/2025 (B)	1,141,000	1,170,951

Distributors - 0.1%
Performance Food Group, Inc.
4.25%, 08/01/2029 (B)	1,684,000	1,534,545

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	655,000	602,570
4.63%, 10/15/2027	774,000	788,699
Bayview Financing Trust
0.01%, 01/10/2033 (F)	122,168	120,682
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	993,000	910,179
3.63%, 03/01/2029 (B)	633,000	579,436
3.88%, 03/01/2031 (B)	768,000	691,200
4.00%, 10/15/2033 (B)	887,000	776,923
S&P Global, Inc.
2.70%, 03/01/2029 (B)	769,000	746,844

		5,216,533

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 09/15/2059	109,000	95,106
3.80%, 12/01/2057	660,000	601,781

		696,887

Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	909,000	812,547
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	1,364,000	1,281,098
2.44%, 01/15/2032	405,000	370,401
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	938,000	833,798
3.63%, 02/15/2031 (B)	1,058,000	930,606
6.63%, 01/15/2027	295,000	304,304

		4,532,754

Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.75%, 12/01/2024	853,000	877,922
4.90%, 06/15/2028	645,000	669,138

		1,547,060

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.5%
Agree LP
2.00%, 06/15/2028	$ 630,000	$ 571,771
2.60%, 06/15/2033	472,000	415,771
2.90%, 10/01/2030	313,000	292,210
Equinix, Inc.
2.15%, 07/15/2030	533,000	467,319
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	1,018,000	869,473
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	1,138,000	1,056,874
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,233,000	1,070,477
Sun Communities Operating LP
2.70%, 07/15/2031	1,163,000	1,051,172

		5,795,067

Food Products - 0.6%
JBS Finance Luxembourg SARL
3.63%, 01/15/2032 (B)	712,000	651,480
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028 (B)	528,000	555,725
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032 (B)	695,000	620,294
3.75%, 12/01/2031 (B)	423,000	392,643
4.38%, 02/02/2052 (B)	1,741,000	1,514,086
5.50%, 01/15/2030 (B)	1,003,000	1,025,347
6.50%, 04/15/2029 (B)	1,416,000	1,498,355
Mondelez International, Inc.
2.75%, 04/13/2030	68,000	65,062
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	879,000	769,125

		7,092,117

Health Care Providers & Services - 0.7%
Centene Corp.
2.45%, 07/15/2028	919,000	839,690
3.00%, 10/15/2030	967,000	891,813
4.25%, 12/15/2027	922,000	925,458
CVS Health Corp.
5.05%, 03/25/2048	399,000	452,789
HCA, Inc.
3.50%, 07/15/2051	1,001,000	863,178
5.25%, 06/15/2049	282,000	308,687
5.38%, 02/01/2025 - 09/01/2026	648,000	676,389
5.50%, 06/15/2047	188,000	212,042
5.63%, 09/01/2028	264,000	285,075
5.88%, 02/15/2026 - 02/01/2029	650,000	701,863
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	2,430,000	2,391,716

		8,548,700

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	310,000	319,086
5.30%, 01/15/2029	73,000	76,692
5.38%, 04/15/2026	333,000	347,963

		743,741

Insurance - 0.7%
Athene Global Funding
1.72%, 01/07/2025 (B)	511,000	487,479
1.73%, 10/02/2026 (B)	1,522,000	1,383,934
2.65%, 10/04/2031 (B)	1,416,000	1,249,775
2.72%, 01/07/2029 (B)	1,054,000	969,536

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Brown & Brown, Inc.
4.20%, 03/17/2032	$ 291,000	$ 295,716
4.95%, 03/17/2052	845,000	901,717
Corebridge Financial, Inc.
3.65%, 04/05/2027 (B)	743,000	741,826
3.85%, 04/05/2029 (B)	267,000	266,514
3.90%, 04/05/2032 (B)	731,000	730,218
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,542,000	1,413,089

		8,439,804

IT Services - 0.2%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	535,773
2.90%, 11/15/2031	854,000	778,168
4.80%, 04/01/2026	513,000	538,380
PayPal Holdings, Inc.
1.65%, 06/01/2025	451,000	434,009

		2,286,330

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	1,126,000	1,130,358
5.10%, 05/15/2044	183,000	196,814
6.35%, 03/15/2040	347,000	420,525

		1,747,697

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	937,000	844,628
4.80%, 03/01/2050	460,000	436,747
6.48%, 10/23/2045	221,000	251,812
Comcast Corp.
3.75%, 04/01/2040	307,000	308,818
Fox Corp.
4.03%, 01/25/2024	362,000	369,799
GCI LLC
4.75%, 10/15/2028 (B)	1,648,000	1,613,573

		3,825,377

Metals & Mining - 0.1%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (E)	646,000	648,616
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	396,000	403,902

		1,052,518

Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.
Fixed until 01/18/2027, 4.75% (C), 01/18/2082	1,131,000	1,053,017
Dominion Energy, Inc.
Fixed until 01/15/2027 (D), 4.35% (C)	546,000	528,015

		1,581,032

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 04/03/2050	641,000	641,909

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Partners LP
3.25%, 01/31/2032 (B)	852,000	775,320
4.00%, 03/01/2031	737,000	714,440

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
5.75%, 01/15/2031 (B)	$ 1,085,000	$ 1,186,773
Energy Transfer LP
4.95%, 06/15/2028	78,000	81,796
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	313,000	295,347
5.13%, 06/15/2028 (B)	1,071,000	1,073,677
Southwestern Energy Co.
4.75%, 02/01/2032	770,000	769,038
Targa Resources Corp.
4.20%, 02/01/2033 (G)	271,000	273,721

		5,170,112

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 - 03/24/2029 (B)	907,000	904,693

Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.
5.77%, 08/28/2023 (E)	704,000	726,880
Royalty Pharma PLC
3.35%, 09/02/2051	425,000	340,495
3.55%, 09/02/2050 (E)	782,000	648,564
Teva Pharmaceutical Finance BV
4.75%, 05/09/2027	312,000	300,982
5.13%, 05/09/2029 (E)	398,000	382,526

		2,399,447

Professional Services - 0.1%
S&P Global, Inc.
2.90%, 03/01/2032 (B)	932,000	904,132

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	535,584
Broadcom, Inc.
3.42%, 04/15/2033 (B)	980,000	916,229
3.47%, 04/15/2034 (B)	1,472,000	1,363,473
4.30%, 11/15/2032	603,000	612,733
Marvell Technology, Inc.
1.65%, 04/15/2026	732,000	681,011
4.88%, 06/22/2028	599,000	628,136
Microchip Technology, Inc.
2.67%, 09/01/2023	1,296,000	1,292,335
SK Hynix, Inc.
1.50%, 01/19/2026 (B)	968,000	896,270
2.38%, 01/19/2031 (B)	450,000	393,548

		7,319,319

Software - 0.2%
Oracle Corp.
2.88%, 03/25/2031	418,000	381,428
3.95%, 03/25/2051	1,077,000	941,034
Workday, Inc.
3.50%, 04/01/2027	372,000	372,736
3.70%, 04/01/2029	280,000	280,340
3.80%, 04/01/2032	608,000	608,755

		2,584,293

Specialty Retail - 0.2%
Lithia Motors, Inc.
3.88%, 06/01/2029 (B)	1,480,000	1,403,262
Lowe’s Cos., Inc.
3.35%, 04/01/2027	152,000	153,036
3.75%, 04/01/2032	1,005,000	1,016,652

		2,572,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman
3.13%, 07/15/2029	$ 196,000	$ 175,910
4.09%, 06/01/2029	433,000	420,032
4.13%, 01/15/2031	964,000	913,390
4.88%, 06/01/2027	40,000	40,900

		1,550,232

Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	817,000	751,877
3.00%, 02/01/2030	412,000	379,882

		1,131,759

Total Corporate Debt Securities (Cost $144,758,448)		136,661,771

LOAN ASSIGNMENTS - 0.2%
Aerospace & Defense - 0.0% (H)
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (C), 10/22/2026 (G)	506,857	492,919

Biotechnology - 0.1%
HCRX Investments Holdco LP
Term Loan B,
3-Month LIBOR + 2.25%, 3.25% (C), 07/14/2028 (G)	929,309	922,340

Diversified Financial Services - 0.0% (H)
TransUnion LLC
Term Loan B6,
1-Month LIBOR + 2.25%, 2.75% (C), 12/01/2028 (G)	261,379	258,896

Health Care Providers & Services - 0.0% (H)
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25, 3.26% (C), 07/03/2028 (G) (I)	0	0

Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc.
Term Loan,
TBD, 10/21/2028 (G) (J)	1,086,000	1,075,411

Total Loan Assignments (Cost $2,274,533)		2,749,566

MORTGAGE-BACKED SECURITIES - 4.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 1.19% (C), 09/15/2034 (B)	592,515	589,631
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	142,413	142,518
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	117,336	117,210
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	239,523	236,535

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR + 0.85%, 0.90% (C), 11/25/2051 (B)	$ 758,744	$ 741,795
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,470,562	1,398,146
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.85%, 1.25% (C), 08/15/2036 (B)	422,000	417,748
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	731,207
BX Commercial Mortgage Trust
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 1.32% (C), 10/15/2036 (B)	835,906	832,266
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.48% (C), 10/15/2036 (B)	137,700	136,488
Series 2020-FOX, Class A,
1-Month LIBOR + 1.00%, 1.40% (C), 11/15/2032 (B)	1,155,873	1,147,511
Series 2020-FOX, Class B,
1-Month LIBOR + 1.35%, 1.75% (C), 11/15/2032 (B)	198,173	196,306
Series 2020-FOX, Class C,
1-Month LIBOR + 1.55%, 1.95% (C), 11/15/2032 (B)	198,173	196,306
Series 2021-VOLT, Class B,
1-Month LIBOR + 0.95%, 1.35% (C), 09/15/2036 (B)	733,000	717,388
Series 2021-VOLT, Class D,
1-Month LIBOR + 1.65%, 2.05% (C), 09/15/2036 (B)	770,000	742,233
BX Trust
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	233,179
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	456,285
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 1.20% (C), 02/15/2036 (B)	820,000	802,535
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 1.20% (C), 02/15/2036 (B)	932,000	912,150
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	319,079
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1,
1-Month SOFR + 1.20%, 1.30% (C), 02/25/2050 (B)	826,717	809,407
CHT Mortgage Trust
Series 2017-CSMO, Class A,
1-Month LIBOR + 0.93%, 1.33% (C), 11/15/2036 (B)	938,491	934,966
CIM Trust
Series 2021-NR1, Class A1,
2.57% (C), 07/25/2055 (B)	595,517	577,483

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 1.30% (C), 11/15/2037 (B)	$ 1,316,224	$ 1,300,817
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 1.70% (C), 11/15/2037 (B)	585,862	577,663
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 2.05% (C), 11/15/2037 (B)	587,828	580,446
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (C), 03/25/2065 (B)	62,399	62,355
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	87,419	87,117
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 1.38% (C), 05/15/2036 (B)	1,509,000	1,500,852
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 1.83% (C), 05/15/2036 (B)	282,000	279,094
CSMC Trust
Series 2020-UNFI, Class A,
1-Month LIBOR + 3.67%, 4.17% (C), 12/15/2022 (B)	428,000	426,096
Series 2021-WEHO, Class A,
1-Month LIBOR + 3.97%, 4.37% (C), 04/15/2023 (B)	661,504	642,949
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.48% (C), 07/15/2038 (B)	1,007,798	995,773
Series 2021-ESH, Class B,
1-Month LIBOR + 1.38%, 1.78% (C), 07/15/2038 (B)	274,312	270,713
Federal Home Loan Mortgage Corp. STACR REMIC Trust
Series 2022-HQA1, Class M1A,
2.15%, 03/25/2042 (B)	521,000	521,634
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-R07, Class 1M2,
1-Month LIBOR + 2.40%, 2.86% (C), 04/25/2031 (B)	165,566	165,566
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 2.76% (C), 08/25/2031 (B)	54,156	54,156
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 2.61% (C), 09/25/2031 (B)	139,103	139,103
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 2.56% (C), 06/25/2039 (B)	17,081	17,081
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.46% (C), 07/25/2039 (B)	11,585	11,585
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 2.56% (C), 10/25/2039 (B)	129,834	129,834
Series 2021-R03, Class 1M2,
1-Month SOFR + 1.65%, 1.75% (C), 12/25/2041 (B)	464,000	439,205
Series 2022-R02, Class 2M2,
1-Month SOFR + 3.00%, 3.10% (C), 01/25/2042 (B)	527,000	514,447
Series 2022-R03, Class 1M1,
2.20%, 03/25/2042 (B)	1,196,000	1,197,854
Flagstar Mortgage Trust
Series 2021-13IN, Class A2,
3.00% (C), 12/30/2051 (B)	2,349,329	2,233,638

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	$ 1,958,009	$ 1,861,588
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.43% (C), 12/15/2036 (B)	230,000	226,967
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 1.73% (C), 12/15/2036 (B)	258,000	253,794
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 2.03% (C), 12/15/2036 (B)	287,000	281,484
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 1.10% (C), 03/15/2038 (B)	1,492,149	1,458,531
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 1.50% (C), 03/15/2038 (B)	740,177	715,163
LUXE Trust
Series 2021-TRIP, Class A,
1-Month LIBOR + 1.05%, 1.45% (C), 10/15/2038 (B)	694,000	682,218
Med Trust
Series 2021-MDLN, Class C,
1-Month LIBOR + 1.80%, 2.20% (C), 11/15/2038 (B)	216,000	211,725
Series 2021-MDLN, Class D,
1-Month LIBOR + 2.00%, 2.40% (C), 11/15/2038 (B)	219,000	214,188
Series 2021-MDLN, Class E,
1-Month LIBOR + 3.15%, 3.55% (C), 11/15/2038 (B)	972,000	947,595
Series 2021-MDLN, Class F,
1-Month LIBOR + 4.00%, 4.40% (C), 11/15/2038 (B)	611,000	596,433
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR + 0.95%, 1.05% (C), 08/25/2051 (B)	545,005	539,237
Series 2021-INV3, Class A11,
1-Month SOFR + 0.95%, 1.05% (C), 10/25/2051 (B)	675,479	663,918
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	439,839	405,924
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	1,305,355	1,241,074
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 1.20% (C), 04/15/2038 (B)	1,575,085	1,549,457
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 1.75% (C), 04/15/2038 (B)	759,271	745,925
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	144,731	146,555
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	471,110	437,096
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,480,746	1,409,427
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	628,674	589,751

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Oceanview Mortgage Trust
Series 2022-1, Class A1,
3.00% (C), 12/25/2051 (B)	$ 786,388	$ 747,663
PRPM LLC
Series 2021-10, Class A1,
2.49% (C), 10/25/2026 (B)	835,906	801,820
Series 2021-9, Class A1,
2.36% (C), 10/25/2026 (B)	745,753	712,852
RCKT Mortgage Trust
Series 2021-3, Class A21,
1-Month SOFR + 0.80%, 0.85% (C), 07/25/2051 (B)	495,164	482,893
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	129,569	124,866
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	60,130	59,021
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	17,986	17,904
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	94,589	94,094
TPI RE-REMIC Trust
Series 2022-FRR1, Class AK35,
0.01%, 08/25/2046 (B)	396,000	375,365
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR + 0.90%, 0.95% (C), 08/25/2051 (B)	655,423	642,068
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	342,254	316,719
VASA Trust
Series 2021-VASA, Class A,
1-Month LIBOR + 0.90%, 1.30% (C), 07/15/2039 (B)	425,000	415,947
VMC Finance LLC
Series 2021-HT1, Class A,
1-Month LIBOR + 1.65%, 2.12% (C), 01/18/2037 (B)	598,799	586,823
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.55% (C), 02/15/2040 (B)	414,514	410,367

Total Mortgage-Backed Securities (Cost $47,838,240)		46,502,802

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Mortgage Corp.
2.00%, 01/01/2042 - 04/01/2042	5,523,390	5,186,090
2.50%, 12/01/2033 - 03/01/2052	2,536,677	2,476,220
3.00%, 05/01/2031 - 03/01/2050	3,055,089	3,050,518
3.00%, 02/01/2052 - 03/01/2052 (G)	457,001	450,604
3.50%, 07/01/2042 - 02/01/2048	857,672	870,813
4.00%, 03/01/2047 - 05/01/2048	756,619	780,560
4.50%, 03/01/2048 - 12/01/2048	284,094	298,911
5.00%, 09/01/2048	7,226	7,622
6.00%, 04/01/2040	49,752	55,547
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1-Month SOFR + 2.00%, 2.10% (C), 12/25/2050 (B)	860,000	849,235

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust (continued)
1-Month SOFR + 2.25%, 2.35% (C), 08/25/2033 (B)	$ 1,117,000	$ 1,073,337
1-Month LIBOR + 3.10%, 3.56% (C), 03/25/2050 (B)	281,900	283,133
1-Month LIBOR + 3.15%, 3.61% (C), 09/25/2050 (B)	83,073	83,172
Federal Home Loan Mortgage Corp. STACR Trust
1-Month LIBOR + 1.95%, 2.41% (C), 10/25/2049 (B)	43,112	43,061
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR + 2.30%, 2.40% (C), 08/25/2033 (B)	305,000	300,655
1-Month SOFR + 2.60%, 2.70% (C), 11/25/2050 (B)	1,106,266	1,104,935
Federal National Mortgage Association
1.00%, 03/01/2052 (G)	1,278,295	1,228,562
2.00%, 02/01/2042	1,585,035	1,488,236
2.50%, 11/01/2034 - 03/01/2052	9,539,137	9,176,787
3.00%, 10/01/2034 - 06/01/2057	9,198,760	9,155,377
3.00%, 03/01/2052 - 04/01/2052 (G)	4,390,216	4,306,568
3.50%, 12/01/2045 - 08/01/2056	3,616,629	3,676,181
4.00%, 01/01/2048 - 02/01/2049	646,610	670,824
4.50%, 11/01/2042 - 08/01/2048	815,040	862,067
5.00%, 07/01/2044 - 05/01/2048	514,384	550,047
6.00%, 02/01/2037	2,344	2,617
Federal National Mortgage Association Connecticut Avenue Securities
1-Month SOFR + 2.00%, 2.10% (C), 11/25/2041 (B)	1,446,000	1,379,274
1-Month LIBOR + 3.55%, 4.01% (C), 07/25/2029	384,663	391,572
1-Month LIBOR + 4.25%, 4.71% (C), 04/25/2029	293,503	306,358
1-Month LIBOR + 4.30%, 4.76% (C), 02/25/2025	277,568	279,643
1-Month LIBOR + 4.90%, 5.36% (C), 11/25/2024	44,753	46,075
1-Month LIBOR + 5.00%, 5.46% (C), 07/25/2025	230,718	234,552
1-Month LIBOR + 5.70%, 6.16% (C), 04/25/2028	234,969	251,341
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	1,334,058	1,311,759
Government National Mortgage Association
4.00%, 01/15/2045 - 05/20/2048	1,797,587	1,867,523
4.50%, 08/15/2046 - 05/20/2048	910,254	978,977
5.00%, 08/20/2048	264,806	279,128

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
1.50%, TBA (G)	$ 228,159	$ 216,341
2.00%, TBA (G)	2,273,799	2,208,605
2.50%, TBA (G)	16,126,477	15,499,270
3.00%, TBA (G)	5,936,264	5,858,461
3.50%, TBA (G)	9,713,468	9,737,941

Total U.S. Government Agency Obligations (Cost $90,651,081)		88,878,499

U.S. GOVERNMENT OBLIGATIONS - 13.4%
U.S. Treasury - 13.0%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	10,226,300	7,996,681
1.75%, 08/15/2041	14,672,000	12,730,252
1.88%, 02/15/2051 - 11/15/2051	11,884,100	10,408,522
2.00%, 11/15/2041	6,536,000	5,921,207
2.38%, 02/15/2042	2,982,000	2,879,494
2.75%, 08/15/2042	5,752,100	5,857,031
U.S. Treasury Note
0.38%, 01/31/2026 (E)	9,165,400	8,456,156
0.63%, 07/31/2026	5,176,000	4,782,543
0.75%, 04/30/2026 - 08/31/2026	10,547,700	9,829,562
0.88%, 06/30/2026 - 09/30/2026	17,281,300	16,147,421
1.13%, 08/31/2028	8,566,700	7,901,777
1.25%, 11/30/2026 - 06/30/2028	18,649,600	17,631,326
1.50%, 02/29/2024 - 02/15/2025	1,291,000	1,259,135
1.50%, 01/31/2027 (E)	11,771,100	11,265,311
1.75%, 03/15/2025	309,000	302,796
1.75%, 01/31/2029 (E)	487,200	467,027
1.88%, 02/28/2027 - 02/15/2032 (E)	33,223,300	31,950,948
1.88%, 02/28/2029	361,000	348,760

Total U.S. Government Obligations (Cost $166,098,689)		156,135,949

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (K)	32,383,718	32,383,718

Total Other Investment Company (Cost $32,383,718)		32,383,718

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 0.00% (K), dated 03/31/2022, to be repurchased at $53,621,420 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $54,693,896.	$ 53,621,420	53,621,420

Total Repurchase Agreement (Cost $53,621,420)		53,621,420

Total Investments (Cost $987,728,738)		1,238,880,217
Net Other Assets (Liabilities) - (6.4)%		(74,773,398)

Net Assets - 100.0%		$ 1,164,106,819

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$691,635,111	$—	$—	$691,635,111
Asset-Backed Securities	—	30,311,381	—	30,311,381
Corporate Debt Securities	—	136,661,771	—	136,661,771
Loan Assignments	—	2,749,566	—	2,749,566
Mortgage-Backed Securities	—	46,502,802	—	46,502,802
U.S. Government Agency Obligations	—	88,878,499	—	88,878,499
U.S. Government Obligations	—	156,135,949	—	156,135,949
Other Investment Company	32,383,718	—	—	32,383,718
Repurchase Agreement	—	53,621,420	—	53,621,420

Total Investments	$724,018,829	$514,861,388	$—	$1,238,880,217

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $125,751,065, representing 10.8% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $42,321,651, collateralized by cash collateral of $32,383,718 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,812,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the value of the security is $120,682, representing less than 0.1% of the Portfolio’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rounds to less than $1 or $(1).
(J)	All or a portion of the security represents an unsettled loan commitment at March 31, 2022 where the rate will be determined at time of settlement.
(K)	Rates disclosed reflect the yields at March 31, 2022.
(L)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
TBD	To Be Determined

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 12